Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

Note 17. Selected Quarterly Financial Data (Unaudited)

Selected summarized quarterly financial information for fiscal 2019 and 2020 is as follows:

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Fiscal Year
Fiscal Year Ended January 31, 2019
Revenues	$19,064	$22,630	$23,663	$26,177	$91,534
Cost of revenues	10,119	11,048	12,210	13,074	46,451

Gross profit	8,945	11,582	11,453	13,103	45,083
Operating expenses:
Sales and marketing	5,833	7,909	7,844	9,692	31,278
Research and development	4,595	4,941	5,823	6,871	22,230
General and administrative	2,922	4,217	2,806	4,846	14,791

Total operating expenses	13,350	17,067	16,473	21,409	68,299

Loss from operations	(4,405)	(5,485)	(5,020)	(8,306)	(23,216)
Total other income (expense), net	214	206	108	576	1,104

Loss before income tax expense	(4,191)	(5,279)	(4,912)	(7,730)	(22,112)
Income tax expense	60	45	14	75	194

Net loss attributable to nCino, Inc.	$(4,251)	$(5,324)	$(4,926)	$(7,805)	$(22,306)

Basic and diluted net loss per share attributable to nCino, Inc.	$(0.06)	$(0.07)	$(0.07)	$(0.11)	$(0.30)

Fiscal Year Ended January 31, 2020
Revenues	$29,836	$31,978	$37,862	$38,504	$138,180
Cost of revenues	14,038	14,770	16,889	18,373	64,070

Gross profit	15,798	17,208	20,973	20,131	74,110
Operating expenses:
Sales and marketing	8,015	10,453	12,602	13,370	44,440
Research and development	7,366	8,272	9,534	10,132	35,304
General and administrative	3,909	6,430	5,557	6,640	22,536

Total operating expenses	19,290	25,155	27,693	30,142	102,280

Loss from operations	(3,492)	(7,947)	(6,720)	(10,011)	(28,170)
Total other income (expense), net	209	(353)	789	376	1,021

Loss before income tax expense	(3,283)	(8,300)	(5,931)	(9,635)	(27,149)
Income tax expense	136	202	158	90	586

Net loss	(3,419)	(8,502)	(6,089)	(9,725)	(27,735)
Net loss attributable to non-controlling interest	—	—	(60)	(81)	(141)

Net loss attributable to nCino, Inc.	$(3,419)	$(8,502)	$(6,029)	$(9,644)	$(27,594)

Basic and diluted net loss per share attributable to nCino, Inc.	$(0.05)	$(0.11)	$(0.08)	$(0.12)	$(0.35)